Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (640,728)	$ (176,002)	$ (59,808)
Remaining contractual term	3 years	3 years
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				$ 25,900